Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305
Profit from continuing operations attributable to Atlantica	$ 11,968	$ 62,135	$ 41,596
Average number of ordinary shares outstanding - basic (in shares)	101,879,000	101,063,000	100,217,000
Average number of ordinary shares outstanding - diluted (in shares)	103,392,000	101,063,000	100,217,000
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ 0.12	$ 0.61	$ 0.42
Earnings per share from profit for the period - basic and diluted (in dollars per share)	$ 0.12	$ 0.61	$ 0.42